Document And Entity Information	12 Months Ended
Mar. 31, 2017 shares
Document Information [Line Items]
Entity Registrant Name	INTERNET INITIATIVE JAPAN INC
Entity Central Index Key	0001090633
Trading Symbol	iiji
Current Fiscal Year End Date	--03-31
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	46,711,400
Document Type	20-F
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false